Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Significant Accounting Policiestables Abstract
Schedule of consolidated financial statements

	As of January 1, 2018
	As reported (IFRS 15)	Adjustments	IAS 18 (excluding impact of IFRS 15)
Current liabilities
Deferred revenues	$280	$50	$330

Non - current liabilities
Deferred revenues	$1,246	$(400)	$846

Equity attributable to equity holders of the Company
Accumulated deficit	$(94,052)	$(350)	$(93,702)

	As of June 30, 2018
	As reported (IFRS 15)	Adjustments	IAS 18 (excluding impact of IFRS 15)
Current liabilities
Deferred revenues	$792	$108	$900

Non - current liabilities
Deferred revenues	$2,317	$(637)	$1,680

Equity attributable to equity holders of the Company
Accumulated deficit	$(94,052)	$(350)	$(93,702)

	Six months ended June 30, 2018 (Unaudited)
	As reported (IFRS 15)	Adjustments	IAS 18 (excluding impact of IFRS 15)
Revenues	$902	$(82)	$820
Operating expenses	4,457	-	4,457
Operating loss	(3,555)	(82)	(3,637)
Financial income, net	590	223	813
Loss	$(2,965)	$141	$(2,824)

Basic and diluted net loss per share	$0.08	$-	$0.08